SCHEDULE OF RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details) (Parenthetical) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	$ (132,291)	$ 159,253	$ (170,311)
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	2,560	23	653
Warrant liabilities [member]
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)		3,624	3,302
Bank borrowings [member]
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	$ 16,037	$ 25,044	$ 28,924